Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Other Long-term debt
Summary of Debt instrument redemption

Mandatory Redemption Date	Required Redemption Portion
September 30, 2025	5% of the then aggregate outstanding principal amount of the September 2027 Senior Secured Notes
September 30, 2026	5% of the then aggregate outstanding principal amount of the September 2027 Senior Secured Notes

Other Long-Term Debt [Member]
Other Long-term debt
Schedule of other long-term debt

	December 31,	December 31,
	2023	2024
	US$	US$
Senior notes
June 2022 Senior notes due on June 29, 2022 at 12.00% per annum	72,641,789	71,573,646
September 2023 Senior notes due on September 17, 2023 at 14.50% per annum	150,030,000	150,030,000
October 2023 notes due on October 15, 2023 at 14.20% per annum	17,118,420	17,118,420
January 2024 notes due on January 25, 2024 at 14.00% per annum	153,182,000	153,182,000
September 2027 Senior notes due on September 30, 2027 at 3% per annum	232,091,202	235,786,580

Corporate bonds
Due November 13, 2025 at 8.35% per annum	24,836,447	24,471,245
Due January 7, 2026 at 8.35% per annum	13,815,353	13,612,209

Loan from China Huarong Asset Management Co., Ltd
Due April 20, 2026 at 12.50% per annum (Due April 20, 2024 at 12.00% per annum before debt extension)	32,332,303	31,856,881
Due November 27, 2023 at 12.00% per annum	18,775,326	18,499,249

Loan from Chang An International Trust Co., Ltd
Due September 15, 2026 at 4.75% per annum (Due December 24, 2023 at 9.00% per annum before debt extension)	134,850,420	139,861,680

Loan from Tianjin Huaxin Funian Leasing Co., Ltd
Due April 6, 2025 at 8.90% per annum	8,034,949	—

Loan from Daye Trust Co., Ltd
Due August 31, 2022 at 11.50% per annum	84,713,457	83,467,809
Due October 16, 2022 at 14.50% per annum	28,237,819	27,822,603

Loan from Hubei Tian Qian Asset Management Co., Ltd
Due November 15, 2023 at 12.00% per annum	12,707,019	12,520,171

Loan from Qingdao Xifa Commercial Factoring Co., Ltd
Due June 20, 2025 at 9.00% per annum (Due June 20, 2023 at 9.00% per annum before debt extension)	44,011,465	31,024,985
Due September 28, 2025 at 9.00% per annum	—	7,182,405

Loan from Qingdao Haifa Finance Leasing Co., Ltd
Due January 26, 2025 at 13.00% per annum (Due January 24, 2024 at 9.00% per annum before debt extension)	1,073,037	—

Loan from Qingdao West Coast Small Loan Co., Ltd
Due January 26, 2025 at 13.00% per annum (Due January 24, 2024 at 13.00% per annum before debt extension)	4,235,673	2,086,695

Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd
Due October 20, 2025 at 9.00% per annum (Due May 20, 2024 at 9.00% per annum before debt extension)	35,297,274	29,770,185

Loan from Zhengzhou Jinshui Holding Group Co., Ltd
Due February 5, 2026 at 2.80% to 3.00% per annum	15,389,611	15,163,319
Due January 1, 2026 at 9.50% per annum	—	6,816,538

Loan from China Development Bank Henan Branch
Due August 30, 2025 at 2.80% per annum	101,839,225	70,145,581
Due February 7, 2026 at 2.70% per annum	—	2,225,808
Due June 17, 2026 at 2.70% per annum	—	695,565

Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd
Due August 31, 2025 at 2.80% to 3.20% per annum	9,939,710	9,793,556

Loan from Ares Management
Due December 30, 2025 at Mortgage: 6.5%+Term SOFR, Mezz: 18.7%+Term SOFR per annum	76,685,804	—

Loan from Kriss Capital LLC
Due November 3, 2025 at 7.25%+Term SOFR per annum (Due April 4, 2023 at 7.25%+Term SOFR per annum before debt extension)	19,085,161	—

Loan from Summitbridge National Investments VIII LLC
Due December 31, 2025 at 7.00% or 12%+Term SOFR per annum	—	14,050,000

Loan from Mezzanine Loan
Due December 30, 2025 at 9.5%+Term SOFR per annum (Due October 4, 2023 at 9.5%+Term SOFR per annum before debt extension)	5,500,000	5,500,000

Loan from Bluebird Credit EM LLC
Due December 6, 2025 at 6.5%+Term SOFR per annum	—	32,500,000

Loan from Mezzanine Loan
Due December 30, 2025 at 9.5%+Term SOFR per annum (Due October 4, 2023 at 9.5%+Term SOFR per annum before debt extension)	34,425,000	32,173,066

Total principal of other long-term debt	1,330,848,464	1,238,930,196
Less: current portion of other long-term debt	(854,814,983)	(760,163,148)
Total other long-term debt	476,033,481	478,767,048

Schedule of maturities

As of December 31, 2024, the contractual maturities of these debts are as follows:

Year	Amount
US$
2025	760,163,148
2026	128,159,131
2027	252,480,141
2028	16,693,563
2029 and thereafter	81,434,213
Less: current portion of other long-term debt	(760,163,148)
Total: Other long-term debt	478,767,048